15. Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Year ended March 31, 2020	Year ended March 31, 2019
Federal	$–	$–
Current	–	–
Deferred	–	–
Total Federal	–	–
State
Current	–	–
Deferred	–	–
Total State	–	–
Total income tax expense	$–	$–

Reconciliation of income tax expense
	Year ended March 31, 2020	Year ended March 31, 2019

Statutory rate	-21.0%	-21.0%
Change in valuation allowance	23.7%	24.5%
State income taxes (net of federal tax benefit)	-3.5%	-3.5%
Permanent differences (primarily gain from bargain purchase)	0.8%	0.0%
Effective rate	0.0%	0.0%

Schedule of deferred taxes
	Year ended	Year ended
	March 31, 2020	March 31, 2019
Deferred tax assets:
Net operating loss carryover	$473,374	$249,845
Total	473,374	249,845
Valuation allowance	(459,538)	(249,845)
Net deferred assets	13,836	–
Deferred tax liabilities:
Property and equipment	(10,683)	–
Intangible assets	(3,153)	–
Net deferred assets and liabilities	(13,836)	–
Total deferred tax liabilities	$–	$–